Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Operations in hydrocarbon consortiums
Note 30. Operations in hydrocarbon consortiums
30.1 General considerations
Hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the federal or provincial government based on the free availability of hydrocarbons produced.
30.2 Oil and gas areas and interests in joint operations
As of December 31, 2021, 2020, and 2019, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:

Name	Location	Equity interest			Operator	Up to year
		2021	2020	2019
Argentina
25 de Mayo - Medanito S.E.	Río Negro	100%	100%	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	100%	100%	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	100%	100%	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	100%	100%	100%	Vista Argentina	2053
Entre Lomas	Río Negro	100%	100%	100%	Vista Argentina	2026
Entre Lomas	Neuquén	100%	100%	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	100%	100%	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	100%	100%	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—%	10%	10%	Shell Argentina S.A.	2053
Coirón Amargo Norte	Neuquén	84.62%	84.62%	55%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2036
Acambuco - “Macueta”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—%	16.9%	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	90%	90%	90%	Vista Argentina	2054
Aguada Federal	Neuquén	50%	—%	—%	Wintershall	2050
Bandurria Norte	Neuquén	50%	—%	—%	Wintershall	2050

Mexico
Area CS-01	Tabasco	100%	50%	50%	Vista Holding II	2047
Area A-10	Tabasco	—%	50%	50%	Jaguar	2047
Area TM-01	Veracruz	—%	50%	50%	Jaguar	2047

Below is the summarized financial information on the joint operations involving the Company, which assets, liabilities, revenue and expenses are not fully consolidated in the Company’s financial statements. The summarized financial information disclosed below represents the amounts under IFRS of the related interests adjusted by the Company for accounting purposes.

	As of December 31, 2021	As of December 31, 2020

Assets
Noncurrent assets	88,927	11,465
Current assets	6,432	3,967

Liabilities
Noncurrent liabilities	57,088	1,353
Current liabilities	23,913	3,509

	Year ended December 31,2021	Year ended December 31,2020	Year ended December 31,2019

Revenue from contracts with customers	3,200	2,490	4,522
Operating costs	(4,513)	(4,914)	(9,103)
Selling expenses	(256)	(4)	(106)
General and administrative expenses	(953)	(1,760)	(1,488)
Exploration expenses	(446)	(646)	(667)
Other operating income and expenses	(8,076)	(1,385)	(74)
Financial results, net	(457)	56	(961)

Total	(11,501)	(6,163)	(7,877)

30.3 Concessions and changes in working interests in oil and gas exploitation properties
30.3.1 Entre Lomas area
Vista Argentina (formerly known as Petrolera Entre Lomas S.A. or “PELSA”) is the operator and holder of all hydrocarbon exploitation concessions in Entre Lomas (“ELo”), located in the Provinces of Río Negro and Neuquén. Concession agreements, renegotiated in 1991 and 1994, respectively, granted the free availability of crude oil and natural gas produced, and were effective through January 21, 2016.
On December 9, 2014, Vista Argentina reached a renegotiation agreement with the Province of Río Negro for the concession of
100
% of ELo area, approved by Provincial Decree No. 1,706/2014, whereby the concession was extended for
10
(ten) years through January 2026, and undertook, among other conditions, to pay a fixed bonus and a contribution to the social development and institutional consolidation, a supplementary contribution equal to
3
% of oil and natural gas production, and a major reserve and resource development and exploration plan, and environmental remediation.
Moreover, Neuquén’s provincial government agreed to extend ELo concession agreement related to the Province of Neuquén for 10 (ten) years through January 2026. Pursuant to the extension agreement, Vista Argentina agreed to invest ARS 237 million in future exploitation and exploration activities to be developed in the aforementioned operating concession. Royalties increased from the prior 12% rate to 15% and could go up to 18%, depending on future increases in the selling price of hydrocarbons produced.

30.3.2 Bajada del Palo Oeste and Bajada del Palo Este areas
On December 21, 2018, through Decree No. 2,357/18, the Province of Neuquén approved the division and conversion of the operating concession in Bajada del Palo; in two unconventional hydrocarbon operating concessions (“CENCH” by Spanish acronym)
so-called
Bajada del Palo Este and Bajada del Palo Oeste for 35 (thirty-five) years, including the payment of 12% royalties for the new production of unconventional formations. This decree replaces the conventional operating concession initially granted.
In turn, Vista Argentina paid the following items to the Province of Neuquén: (i) an exploitation bonus for 1,168; (ii) an infrastructure bonus for about 2,796; and (iii) 3,935 as corporate social responsibility. Vista Argentina also paid 1,102 as stamp tax and committed to a major reserve development and exploration plan in the area (for further information on investment commitments, see Note 30.4).
On June 28, 2021, as mentioned in note 1.2, Vista Argentina entered into a farmout agreement with Trafigura, whereby it undertook to develop, initially, 5 (five) pads made up of 4 (four) wells each in Bajada del Palo Oeste area.
By virtue of the farmout agreement, a joint venture was established and Trafigura was entitled to contractual rights for 20% of hydrocarbon output in the pads under the agreement and bear 20% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
Vista Argentina maintains the operation in Bajada del Palo Oeste and 100% ownership of CENCH.
30.3.3 Agua Amarga area
Vista Argentina is the owner and operator of “Charco del Palenque” and “Jarilla Quemada” operating lots in Agua Amarga, located in the Province of Río Negro.
In 2007, Vista Argentina obtained the exploration permit in Agua Amarga, Province of Río Negro, through Provincial Decree No. 557/07, and the related agreement was signed on May 17, 2007. Based on the results of the exploration conducted in Agua Amarga, the Province of Río Negro granted the operating concession of Charco del Palenque through Provincial Decree No. 874 on October 28, 2009, as amended by Decree No. 922 of November 13, 2009, for 25 (twenty-five) years.
The enforcement authority of the Province of Río Negro accepted the addition of Meseta Filosa to Charco del Palenque concession previously granted through Provincial Decree No. 1,665 of November 8, 2011, published in the Official Bulletin No. 4,991 on December 1, 2011.
Then, the enforcement authority of the Province of Río Negro approved the addition of Charco del Palenque Sur to Charco del Palenque concession previously granted through Provincial Decree No. 1,199 of August 6, 2015. Besides, on that same day, Provincial Decree No. 1,207 granted the operating concession of Jarilla Quemada lot to Vista Argentina.
The operating concession on “Charco del Palenque” lot is effective through 2034 and the operating concession of “Jarilla Quemada” lot is in place until 2040.

30.3.4 Coirón Amargo Norte and Coirón Amargo Sur Oeste
Originally, the Joint operating agreement (“JOA”) Coirón Amargo owned an area located in the Province of Neuquén made up of an operating concession (“Coirón Amargo Norte”) and an evaluation lot (“Coirón Amargo Sur”) due in 2036 and 2017, respectively.
On July 11, 2016, the partners of UT Coirón Amargo signed agreements to assign their interests whereby the area was divided in three independent lots: Coirón Amargo Norte (“CAN”), CASO and Coirón Amargo Sur Este (“CASE.”)
Coirón Amargo Norte
CAN was made up of APCO Oil & Gas S.A.U. (“APCO SAU”, currently Vista Argentina) with a 55% working interest, Madalena Energy Argentina S.R.L. (“Madalena”) with a 35% working interest, and Gas y Petróleo de Neuquén S.A. (“G&P”) with the remainder 10%. Vista Argentina is the operator as from the date. The operating concession expires in
2036.
According to the Operating Committee’ minutes of December 28, 2017, the carry agreement was signed; thus, the contributions made and to be made will be recognized as higher assets or expenses, as the case may be, in terms of the amounts actually disbursed by them, regardless of contractual equity interests.
As from that date and until June 2020, Vista Argentina recognized its 61.11% interest in this joint operation, which is made up of its 55% contractual equity interest plus the 6.11% incremental portion acquired from G&P.
On July 7, 2020, due to the default in payment by partner Madalena and in agreement with Coirón Amargo Norte JOA, Vista Argentina, together with its partner GyP decided to remove Madalena from the agreement by subscribing addendum VIII to the venture agreement for the exploration and exploitation of CAN.
Ministry of Energy and Natural Resources Resolution No. 71/20 approved addendum VIII to the venture agreement and Decree No. 1,292/2020 of November 6, 2020, ratified such approval retroactively. Consequently, the Company, through its subsidiary Vista Argentina, increased its interest in the aforementioned JOA from 55% to 84.62% for no consideration.
As from that date, and maintaining the abovementioned carry system, the Company recognizes all its interests in this joint operation in its consolidated financial statements.
Coirón Amargo Sur Oeste
The partners of this joint operation were initially APCO SAU (currently Vista Argentina) with a 45% interest, O&G Development Ltd. S.A. (“O&G”, currently Shell Argentina S.A. or “Shell”) with 45%, and G&P with the remainder 10%.
On August 22, 2018, Vista Argentina assigned to O&G, a subsidiary owned by Royal Dutch Shell plc. (“Shell”), a 35% nonoperated interest in CASO through the swap agreement described in Note 30.3.5.
On September 25, 2018, through Decree No. 1,578/18, CASO evaluation plot became a CENCH for 35 (thirty-five) years, maturing in 2053.
As mentioned in Note 1.3. through Decree No. 1,027/2021 of June 24, 2021, the Province of Neuquén approved the amendment of the venture agreement whereby Vista Argentina assigned its 10% working interest in the venture agreement over CASO area to Shell with retroactive effects as of April 1, 2021. Therefore, as of the date of issuance of these financial statements, Vista Argentina has no interests whatsoever in CASO area.

30.3.5 Águila Mora
On August 22, 2018, APCO SAU (currently Vista Argentina) signed an assignment agreement (the “Águila Mora swap agreement”) whereby:
(i) Vista Argentina assigned to O&G a 35% nonoperated working interest in CASO’s oil & gas properties;
(ii) O&G assigned to Vista Argentina a 90% operated working interest in Águila Mora’s oil and gas properties, plus a contribution up to 10,000 to refurbish its existing water infrastructure to benefit Shell and Vista Argentina operations.
Águila Mora swap agreement obtained the approvals from the Province of Neuquén on November 22, 2018. Therefore, as from that date, the Company retained a 10% working interest in CASO’s oil and gas properties and acquired a 90% working interest in Águila Mora’s oil and gas properties, becoming the operator according to the swap agreement. This transaction was measured at the fair value of the interest held by the participant assigned to O&G, and no profit or loss was booked as the result of the transaction.
Vista Argentina was notified of Decree No. 2,597 granted by the Governor of the Province of Neuquén whereby G&P was granted the unconventional operating concession of Águila Mora area for 35 (thirty-five) years as from November 29, 2019 (renewable at due date provided that certain conditions are met for successive 10 (ten) year periods), replacing the unconventional exploration permit previously granted.

Vista Argentina maintains for such area a carry agreement for the interest in G&P and includes all its interests in this joint operation in the consolidated financial statements
(
for further information on investment commitments, see Note 30.4).
30.3.6. Jagüel de los Machos
Jagüel de los Machos is an operating concession located in the Province of Río Negro.
Presidential Decree No. 1,769/90 granted a 25 (twenty) year operating concession on Jagüel de los Machos area to Compañía Naviera Pérez Companc S.A.C.F.I.M.F.A. (predecessor of Pampa Energía S.A.).

Then, through Province of Río Negro Decree No. 1,708/08, the operating concession was extended for 10 (ten) additional years, through September 6, 2025.
On April 4, 2018, Pampa Energía S.A. assigned to Vista Argentina 100% of its working interest in Jagüel de los Machos operating concession, and the Province of Río Negro issued Decree No. 806/19 approving such assignment on July 11, 2019.
30.3.7. 25 de Mayo – Medanito S.E.
25 de Mayo – Medanito S.E. is an operating concession located in the Province of Río Negro.
Presidential Decree No. 2,164/91 converted the agreement concerning 25 de Mayo-Medanito SE area into an operating concession for 25 years in favor of Compañía Naviera Pérez Companc S.A.C.F.I.M.F.A. (predecessor of Pampa Energía
S.A.). Then,
through Province of Río Negro Decree No. 1,708/08, the operating concession was extended for 10 (ten) additional years, through October 28, 2026.
On April 4, 2018, Pampa Energía S.A. assigned to Vista Argentina 100% of its interest in operating concession 25 de Mayo – Medanito SE, and the Province of Río Negro issued Decree No. 806/19 approving such assignment on July 11, 2019.
30.3.8. Acambuco
The Company has a 1.5% working interest in operating concession Acambuco, located in the Northwest basin, Province of Salta. The operating concession operator is Pan American Energy LLC (Sucursal Argentina) with a 52% working interest. The remainder partners are YPF S.A., Shell Argentina S.A., and Northwest Argentina Corporation with an equity of 22.5%, 22.5% and 1.5%, respectively.
The operating concession Acambuco includes two operating plots:
(i) San Pedrito, which was declared to be marketable on February 14, 2001, and expires in 2036.
(i) Macueta, which was declared to be marketable on February 16, 2005, and expires in 2040.

30.3.9. Sur Rio Deseado Este
On March 21, 2021, the 25 (twenty-five) year term of Sur Río Deseado Este concession in the Golfo San Jorge basin, Province of Santa Cruz, in which Vista Argentina had a 16.94% interest, expired. The operator was Alianza Petrolera Argentina S.A. (“Alianza”) with a 79.05% interest, and SECRA S.A. had the remaining 4% interest. Moreover, Vista Argentina had a 44% interest in an exploration agreement in a portion of Sur Río Deseado concession; the operator of such agreement is Quintana E&P Argentina S.R.L.
As of the date of these financial statements, Alianza is going through the administrative formalities to complete the process to restore the area to the Province of Santa Cruz. The expenses required by such process should be assumed by the partners according to their interests in the area. Therefore, as of the date of issuance of these financial statements, Vista Argentina has no interest whatsoever in the operating concessions of Sur Río Deseado Este; and the results of assets and liabilities disposal it recognized in “Other operating income” under “Gain from assets disposal” for a total amount of 13 (see Note 10.1).

30.3.10 Aguada Federal
As mentioned in Note 1.5, on September 16, 2021, the Company, through its subsidiary Vista Holding I, acquired 100% of the shares directly and indirectly held in ConocoPhillips Argentina Ventures SRL (known to date as “Vista AFBN S.R.L”).
AFBN owns 50% of the nonoperated interest in the nonoperated concession of Aguada Federal granted by the Province of Neuquén that expires in 2050. As of the date of acquisition, this area had no pending investment commitments and was operated by Wintershall, the owner of the remainder 50%.
In addition, on January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the remainder 50% of the interest operated in Aguada Federal concession from Wintershall (see Note 3
5
).
Aguada Federal is located in a black oil window in Vaca Muerta. A total of 6 horizontal wells were drilled, and hydrocarbons were extracted from all of them.
As of December 31, 2021, and 2020, there were no certified proved reserves in the area. The Company estimates that there are up to 150 locations of new wells (at 100%) to be drilled in this area.
30.3.11 Bandurria Norte
As mentioned in Note 1.5, on September 16, 2021, the Company, through its subsidiary Vista Holding I, acquired 100% of the shares directly and indirectly held in ConocoPhillips Argentina Ventures SRL (known to date as “Vista AFBN S.R.L”).
AFBN owns 50% of the nonoperated interest in the nonoperated concession of Bandurria Norte granted by the Province of Neuquén that expires in 2050. As of the date of acquisition, this area had no pending investment commitments and was operated by Wintershall, the owner of the remainder 50%.
In addition, on January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the remainder 50% of the interest operated in Bandurria Norte concession from Wintershall (see Note 3
5
).
Bandurria Norte is located in a volatile oil window in Vaca Muerta. A total of 6 horizontal wells were drilled, and hydrocarbons were extracted from all of them.
As of December 31, 2021, and 2020, there were no certified proved reserves in the area. The Company estimates that there are up to 150 locations of new wells (at 100%) to be drilled in this area.

30.3.12 Oil and gas properties in Mexico
On October 29, 2018, the Company through its Mexican subsidiary Vista Holding II completed the acquisition, of the 50% working interest in the following oil and gas properties, which mature in 2047:

(i)	Area CS-01 (operated);

(ii)	Area A-10 (not operated); and

(iii)	Area TM -10 (not operated).
On August 3, 2020, the CNH approved the transfer of control of the operation in
CS-01
area; hence, the Company, through its Mexican subsidiary Vista Holding II, was appointed as the operator.
On December 1, 2020, Vista Holding II reached an agreement with Jaguar and Pantera, both organized under the laws of Mexico, regarding the assignment of all interest held by Vista Holding II in the hydrocarbon exploration and extraction license agreements in
A-10
and
TM-01
area to Pantera and Jaguar, respectively, as well as the assignment of Jaguar’s interest in area
CS-01
to Vista Holding II.

On March 25, 2021, the CNH approved the assignment of all interests in Jaguar’s rights over
CS-01
area in favor of Vista Holding II. On April 29, 2021, the CNH approved the assignments of all equity interests held by Vista Holding II in
TM-01
area to Jaguar, and in
A-10
area to Pantera.
As mentioned in Note 1.4, on August 23, 2021, the Company, through Vista Holding II, transferred these assets and, consequently, (i) increased its working interest from 50% to 100% in
CS-01
operated area, and (ii) transferred all its working interests in
TM-01
and A10 area to Jaguar and Pantera, respectively.
30.4 Investment commitment
As of December 31, 2021, the Company has the following commitments pending execution:
A-
Argentina
(i) in 25 de Mayo-Medanito SE and Jagüel de los Machos (Province of Río Negro), to drill and complete 1 (one) extension well, and 1 (one) exploration well for an estimated cost of 3,240;
(ii) in ELo (Province of Río Negro), to drill and complete 4 (four) development wells and 1 (one) extension well for an estimated cost of 11,220;
(iii) in 25 de Mayo-Medanito SE and Jagüel de los Machos (Province of Río Negro), to drill and complete 13 (thirteen) workovers, and to abandon 21
(twenty-one)
wells for an estimated cost of 8,613;
(iv) in ELo (Province of Río Negro), to complete 11 (eleven) workovers, and to abandon 3 (three) wells for an estimated cost of 5,773;
(v) in Bajada del Palo Este, to drill 5 (five) horizontal wells with its related facilities for an estimated cost of 51,900; and
(vi) in Águila Mora, to drill 2 (two) horizontal wells with its related facilities and the reactivation of an existing well
(AM.x-3)
for an estimated cost of 32,750.
B-
Mexico
(i) to drill and complete 6 (six) wells in
CS-01
for an estimated cost of 14,700.
30.5 Well exploration costs
There are no balances or activity for costs of exploration wells for the years ended December 31, 2021, 2020 and 2019.